Federated Hermes U S Treasury Cash Reserves Annual Fund Operating Expenses - Select Shares [Member] - Federated Hermes U S Treasury Cash Reserves	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2026
SEL
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[1],[2]
Expenses (as a percentage of Assets)	0.27%	[2]
Fee Waiver or Reimbursement	(0.09%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.18%

[1]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its SEL class of up to a maximum of 0.25%. However, the SEL class of the Fund will not incur and pay such Fees in excess of 0.03% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The fee table has been restated to reflect current fees due to an increase in certain service fees on the SEL class effective July 1, 2025.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense, and proxy-related expenses, if any) paid by the Fund’s SEL class (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.